LOGO: ZURICH LIFE
annual report 2001

Including annual reports for:

Scudder Variable Series I

Scudder Variable Series II

The Alger American Fund

Janus Aspen Series

Fidelity Variable Insurance Products Fund

Fidelity Variable Insurance Products Fund II

American Century Variable Portfolios, Inc.

J.P. Morgan Series Trust II

Credit Suisse Trust

The Dreyfus Socially Responsible Growth Fund, Inc.

A Fixed and Variable Annuity issued by Kemper Investors Life Insurance Company.
Zurich PREFERRED Plus VARIABLE ANNUITY

Zurich Preferred Plus is a Variable Annuity contract underwritten by

Kemper Investors Life Insurance Company, a Zurich Life company, Schaumburg, IL.

Issued by Kemper Investors Life Insurance Company.

Securities distributed by Investors Brokerage Services, Inc.

LOGO: ZURICH LIFE Zurich Life 1600 McConnor Parkway Schaumburg, IL 60196-6801 Zurich Life. The way life should be. ®
Policy Form Series L-8696, L-8697 and L-8698	RECYCLE LOGO Printed on Recycled Paper	ZPREFPLUS-AN (02/02)

LOGO: ZURICH LIFE

1600 McConnor Parkway

Schaumburg, IL 60196-6801